Consolidated shareholders’ equity - Disclosure of Stock Subscription Option Plan Outstanding and Option Exercised (Details) € / shares in Units, € in Millions						12 Months Ended
	Apr. 30, 2019 shares	May 02, 2018 shares	May 10, 2017 shares	May 04, 2016 shares	Jun. 24, 2015 shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Items subsequently reclassifiable to profit or loss(e) | €						€ (5,220)	€ 2,488	€ (1,448)
Stock subscription option plan
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding (in shares)						725,044
Stock subscription option plan six
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)					435,000
Exercise price (in euros per share) | € / shares						€ 89.38
Number of options outstanding (in shares)						0
Stock subscription option plan seven
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)				402,750
Exercise price (in euros per share) | € / shares						€ 75.90
Number of options outstanding (in shares)						85,850
Stock subscription option plan eight
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)			378,040
Exercise price (in euros per share) | € / shares						€ 88.97
Number of options outstanding (in shares)						257,010
Stock subscription option plan nine
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)		220,000
Exercise price (in euros per share) | € / shares						€ 65.84
Number of options outstanding (in shares)						168,784
Stock subscription option plan ten
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options granted (in shares)	220,000
Exercise price (in euros per share) | € / shares						€ 76.71
Number of options outstanding (in shares)						213,400